Acquisitions (Details Narrative) - USD ($)								3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Oct. 30, 2020	Oct. 12, 2020	Oct. 01, 2020	Sep. 23, 2020	Sep. 22, 2020	Jun. 26, 2020	Jan. 14, 2020	Aug. 31, 2020	Nov. 30, 2020	Feb. 28, 2021	May 31, 2020	May 31, 2019	Jun. 04, 2020
Percentage interest acquired						49.00%
Payment on acquisition						$ 150,000
Number of shares issued for acquisition										41,464
Share price													$ 9.28
Purchase price						315,000				$ 466,389
Shares issued for cash								$ 25,000	$ 216,625		$ 87,700
Value of shares issued for acquisition										$ 466,389		$ 6,090,000
Unrelated Third Party [Member]
Shares issued for cash						$ 165,000
Simplicity One Brasil Ltd [Member]
Percentage interest acquired							90.00%
Payment on acquisition							$ 2,000
Simplicity El Paso, LLC [Member]
Percentage interest acquired						51.00%
Number of shares issued for acquisition						150,000
Share price						$ 1.10
Purchase price						$ 315,000
Simplicity Kennewick, LLC [Member] | Asset Purchase Agreement [Member]
Number of shares issued for acquisition					2,990
Share price					$ 9.84
Value of shares issued for acquisition					$ 29,416
Simplicity Union Gap, LLC [Member] | Asset Purchase Agreement [Member]
Number of shares issued for acquisition				4,506
Share price				$ 9.76
Value of shares issued for acquisition				$ 43,974
Simplicity St Petersburg, LLC [Member] | Asset Purchase Agreement [Member]
Number of shares issued for acquisition			3,688
Share price			$ 10.48
Value of shares issued for acquisition			$ 38,650
Simplicity Humble, LLC [Member] | Asset Purchase Agreement [Member]
Number of shares issued for acquisition			8,402
Share price			$ 10.48
Value of shares issued for acquisition			$ 88,052
Simplicity Frisco, LLC [Member] | Asset Purchase Agreement [Member]
Number of shares issued for acquisition		6,202
Share price		$ 12.00
Value of shares issued for acquisition		$ 74,423
Simplicity Santa Rosa, LLC [Member] | Asset Purchase Agreement [Member]
Number of shares issued for acquisition	4,202
Share price	$ 11.44
Value of shares issued for acquisition	$ 48,068
Simplicity Brea, LLC [Member] | Asset Purchase Agreement [Member]
Number of shares issued for acquisition	3,255
Share price	$ 11.44
Value of shares issued for acquisition	$ 37,237
Simplicity Billings, LLC [Member] | Asset Purchase Agreement [Member]
Number of shares issued for acquisition	4,696
Share price	$ 11.44
Value of shares issued for acquisition	$ 53,725
Simplicity St Louis, LLC [Member] | Asset Purchase Agreement [Member]
Number of shares issued for acquisition	3,523
Share price	$ 15.00
Value of shares issued for acquisition	$ 52,845